Intangible assets - Sensitivity to change in key assumptions (Details) - Aviation American Gin $ in Millions	12 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Carrying amount of asset or cash-generating unit	$ 268
Headroom
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Headroom	69
Decrease In Annual Growth Rate in Forecast Period 2025-2030
Disclosure of intangible assets sensitivity to change in key assumptions [line items]
Potential impairment loss	$ 108